Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Fixed Assets

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
	(In thousands)
Computer equipment	4,973,104	6,562,127	1,083,986
Office building	911,482	911,482	150,566
Office building related facility, machinery and equipment	156,240	158,174	26,128
Vehicles	7,519	14,996	2,477
Office equipment	212,368	242,065	39,986
Leasehold improvements	193,751	234,180	38,684
Construction in progress	148,717	1,199,086	198,076

	6,603,181	9,322,110	1,539,903
Accumulated depreciation	(2,715,304)	(3,951,842)	(652,798)

	3,887,877	5,370,268	887,105